Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (34,917)	$ (28,893)
Intangible assets, net	30,867	36,031
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	18,730	18,485
Senior care service App [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 47,054	$ 46,439